18. Subsequent Events	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Subsequent Events [Abstract]
18. Subsequent Events

Note 11.	Subsequent Events

On October 4, 2018, the Company sold 113,000 shares of common stock, at a price of $2.39 per share, through its At Market Issuance Sales Agreement with B. Riley FBR, Inc. for gross proceeds of $270,000. This sale exceeded the aggregate market value of the Company’s securities sold during the period of twelve calendar months prior to the sale of one-third of the aggregate market value of its common stock held by non-affiliates, and thus, the 113,000 shares of common stock were unregistered. The Company could be liable in the event claims or suits for rescission are brought and successfully concluded for failure to register these securities or for acts or omissions constituting offenses under the Securities Act, the Securities Exchange Act of 1934, or applicable state securities laws, the Company could be liable for damages and penalties assessed by the SEC and state securities regulators.

NOTE 18 – Subsequent Events

At Market Sales Issuance

On December 8, 2017, the Company entered into an At Market Issuance Sales Agreement, with B. Riley FBR, Inc. under which the Company may issue and sell shares of common stock having an aggregate offering price of up to $5,000,000 from time to time through B. Riley acting as its sales agent. The Company will pay B. Riley a commission rate equal to 3.0% of the gross proceeds from the sale of any shares of common stock sold through B. Riley as agent. From April 1, 2018 through June 11, 2018, the Company sold 245,132 shares of common stock for gross proceeds of $946,000 and net proceeds of $916,000 after deducting commissions and other offering expenses.